Income Tax Provision (benefit) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended				12 Months Ended
	Jun. 30, 2011	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal						$ 2,912	$ 316	$ 1,514
State						3,056	132	893
Foreign						468	365	424
Total current						6,436	813	2,831
Deferred:
Federal						1,300		(4,493)
State						406		(3,558)
Total deferred		8,138	[1]	(151)		1,706		(8,051)
Total income tax expense	$ (8,100)	$ 9,961	[1]	$ 3,711	[1]	$ 8,142	$ 813	$ (5,220)

[1]	Unaudited